UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2018

Date of reporting period: 03/31/2018

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X are as follows:

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCK - 100.35%	Shares	Fair Value

Consumer Discretionary - 21.43%
Amazon.com, Inc. (a)	777	$1,124,583
DISH Network Corp. - Class A (a)	12,050	456,575
Dollar Tree, Inc. (a)	10,500	996,450
Domino’s Pizza, Inc.	3,430	801,111
Home Depot, Inc.	4,478	798,159
Netflix, Inc. (a)	3,099	915,290
Service Corp. International	21,500	811,410
Starbucks Corp.	12,124	701,858
Yum! Brands, Inc.	8,911	758,593
		7,364,029
Consumer Staples - 2.45%
Wal-Mart Stores, Inc.	9,453	841,033

Energy - 5.36%
Apache Corp.	19,700	758,056
Helmerich & Payne, Inc.	16,300	1,084,928
		1,842,984
Financials - 15.14%
Capital One Financial Corp.	9,600	919,872
Columbia Banking System, Inc.	21,000	880,950
First Republic Bank	8,200	759,402
Goldman Sachs Group, Inc.	3,500	881,510
New York Community Bancorp, Inc.	78,900	1,028,067
Wells Fargo & Co.	14,000	733,740
		5,203,541
Health Care - 18.94%
Bristol-Myers Squibb Co.	13,314	842,111
Brookdale Senior Living, Inc. (a)	61,100	409,981
Celgene Corp. (a)	6,100	544,181
Edwards Lifesciences Corp. (a)	7,100	990,592
Gilead Sciences, Inc.	9,900	746,361
IDEXX Laboratories, Inc. (a)	5,535	1,059,344
InVivo Therapeutics Holdings Corp. (a)	500,243	267,630
Patterson Cos., Inc.	21,647	481,213
Zoetis, Inc.	14,000	1,169,140
		6,510,553

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCK - 100.35% (continued)	Shares	Fair Value

Industrials - 11.03%
Arconic, Inc.	30,000	$691,200
General Electric Co.	57,500	775,100
Kansas City Southern	8,500	933,725
Stanley Black & Decker, Inc.	5,040	772,128
Stericycle, Inc. (a)	10,600	620,418
		3,792,571
Information Technology - 21.41%
Advanced Micro Devices, Inc. (a)	65,400	657,270
Alphabet, Inc. - Class C (a)	947	977,105
Apple, Inc.	6,070	1,018,425
International Business Machines Corp.	6,770	1,038,721
Paychex, Inc.	14,500	893,055
PayPal Holdings, Inc. (a)	14,121	1,071,360
Qorvo, Inc. (a)	5,600	394,520
Symantec Corp.	13,700	354,145
Western Digital Corp.	10,350	954,994
		7,359,595
Telecommunication Services - 1.86%
Verizon Communications, Inc.	13,400	640,788

Utilities - 2.73%
Vistra Energy Corp. (a)	45,000	937,350

TOTAL COMMON STOCK (Cost $29,784,283)		34,492,444

MONEY MARKET SECURITIES - 0.00%
Federated Government Obligations Fund - Institutional Shares, 1.51% (b)	530	530

TOTAL MONEY MARKET SECURITIES (Cost $530)		530

TOTAL INVESTMENTS (Cost $29,784,813) - 100.35%		$34,492,974
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.35)%		(121,543)
NET ASSETS - 100.00%		$34,371,431

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at March 31, 2018, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCK - 62.53%	Shares	Fair Value

Consumer Discretionary - 3.58%
Hanesbrands, Inc.	3,900	$71,838
Target Corp.	1,146	79,567
		151,405
Consumer Staples - 7.34%
General Mills, Inc.	2,700	121,662
Kraft Heinz Co.	1,600	99,664
Philip Morris International, Inc.	900	89,460
		310,786
Industrials - 2.73%
Occidental Petroleum Corp.	1,780	115,629

Financials - 13.15%
Bank of Nova Scotia - Canada	2,000	123,400
Cincinnati Financial Corp.	40	2,970
Franklin Resources, Inc.	2,500	86,700
JPMorgan Chase & Co.	1,000	109,970
Umpqua Holdings Corp.	5,500	117,755
US Bancorp	2,300	116,150
		556,945
Health Care - 15.93%
Abbott Laboratories	1,900	113,848
AbbVie, Inc.	1,000	94,650
Bristol-Myers Squibb Co.	1,800	113,850
Cardinal Health, Inc.	1,700	106,556
Johnson & Johnson	962	123,280
Patterson Cos., Inc.	5,500	122,265
		674,449
Information Technology - 5.32%
Cisco Systems, Inc.	2,800	120,092
QUALCOMM, Inc. (a)	1,900	105,279
		225,371
Materials - 3.98%
International Paper Co.	1,100	58,773
Nucor Corp.	1,800	109,962
		168,735
Real Estate - 2.90%
Host Hotels & Resorts, Inc.	6,600	123,024

Telecommunication Services - 2.86%
AT&T, Inc.	3,400	121,210

Utilities - 4.74%
Portland General Electric Co.	2,480	100,465
Sempra Energy	900	100,098
		200,563

TOTAL COMMON STOCK (Cost $2,851,559)		2,648,117

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 5.21%
Under Armour, Inc., 3.250%, due 06/15/2026	$250,000	220,834

TOTAL CORPORATE BONDS (Cost $219,375)		220,834

FOREIGN BONDS DENOMINATED IN US DOLLARS - 2.01%

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 - Canada (b) (d) (e) (f) (g)	1,289,000	85,020
Newland International Properties Corp., 9.500%, 07/03/2017 - Panama (b) (d) (f) (g)	486,063	—
Newland International Properties Corp., 9.500%, 07/03/2017 - Panama (b) (f) (g) (h)	297,910	—

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $1,881,347)		85,020

STRUCTURED NOTES - 22.06%

Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 2.154%, 08/30/2028 (c)	350,000	224,875
Natixis US Medium-Term Note Program LLC Callable Fixed-to Floating Capped Range Accrual Note, 1.778%, 10/31/2034 (c)	500,000	305,400
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 1.794%, 11/27/2028 (c)	600,000	403,920

TOTAL STRUCTURED NOTES (Cost $1,423,982)		934,195

MONEY MARKET SECURITIES - 7.90%
Federated Government Obligations Fund - Institutional Shares, 1.51% (a)	334,788	$334,788

TOTAL MONEY MARKET SECURITIES (Cost $334,788)		334,788

TOTAL INVESTMENTS (Cost $6,711,051) - 99.71%		$4,222,954
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.29%		12,222
NET ASSETS - 100.00%		$4,235,176

Percentages are stated as a percent of net assets.

(a) Variable rate security. Rate shown represents the 7-day yield at March 31, 2018 and resets daily.

(b) This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.

(c) Variable rate security. Rate shown represents the rate in effect at March 31, 2018.

(d) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(e) Non-income producing security.

(f) Security is illiquid at March 31, 2018, at which time the aggregate value of illiquid securities is $85,020 or 2.01% of net assets.

(g) Issue is in default.

(h) Security exempted from registration under Regulation S of the Securities Act of 1933.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCK - 99.46%	Shares	Fair Value

Consumer Discretionary - 11.79%
General Motors Co.	9,625	$349,773
TJX Cos., Inc.	5,935	484,059
Twenty-First Century Fox, Inc. - Class B	8,160	296,779
Whirlpool Corp.	2,537	388,440
		1,519,051
Consumer Staples - 8.47%
Altria Group, Inc.	6,860	427,515
Kraft Heinz Co.	3,790	236,079
Philip Morris International, Inc.	4,296	427,022
		1,090,616
Energy - 0.82%
PBF Energy, Inc. - Class A	3,100	105,090

Financials - 27.31%
Axis Capital Holdings Ltd. - Bermuda	5,300	305,121
Bank of America Corp.	16,044	481,160
BlackRock, Inc.	1,477	800,120
CME Group, Inc.	4,995	807,891
M&T Bank Corp.	1,300	239,668
S&P Global, Inc.	4,152	793,281
State Street Corp.	900	89,757
		3,516,998
Health Care - 15.16%
Abbott Laboratories	6,500	389,480
AbbVie, Inc.	6,400	605,760
Cardinal Health, Inc.	6,284	393,881
Johnson & Johnson	4,398	563,604
		1,952,725
Industrials - 13.97%
Copa Holdings SA - Class A - Panama	3,715	477,860
Lockheed Martin Corp.	1,758	594,081
Parker-Hannifin Corp.	1,800	307,854
Southwest Airlines Co.	7,330	419,862
		1,799,657
Information Technology - 19.34%
Apple, Inc.	3,465	581,358
CDK Global, Inc.	5,350	338,869
Microsoft Corp.	9,215	841,053
Oracle Corp.	3,869	177,007
QUALCOMM, Inc. (b)	6,172	341,991
Sabre Corp.	9,800	210,210
		2,490,488
Real Estate - 2.60%
Outfront Media, Inc.	17,900	335,446

TOTAL COMMON STOCK (Cost $10,830,118)		12,810,071

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Shares	Fair Value
MONEY MARKET SECURITIES - 0.52%
Federated Government Obligations Fund - Institutional Shares, 1.51% (b)	67,454	$67,454

TOTAL MONEY MARKET SECURITIES (Cost $67,454)		67,454

TOTAL INVESTMENTS (Cost $10,897,572) - 99.98%		$12,877,525
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.02%		2,725
NET ASSETS - 100.00%		$12,880,250

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at March 31, 2018, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●   Level 1 – quoted prices in active markets for identical securities

●   Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●   Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2018:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$34,492,444	$—	$—	$34,492,444
Money Market Securities	530	—	—	530
Total	$34,492,974	$—	$—	$34,492,974

* Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2018, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2018:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$2,648,117	$—	$—	$2,648,117
Corporate Bonds	—	220,834	—	220,834
Foreign Bonds	—	—	85,020	85,020
Structured Notes	—	934,195	—	934,195
Money Market Securities	334,788			334,788
Total	$2,982,905	$1,155,029	$85,020	$4,222,954

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2017	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2017
Corporate Bonds	$107,545	$(346,193)	$—	$346,288	$—	$(107,640)	$—	$—	$—
Foreign Bonds	84,495	—	—	525	—	—	—	—	85,020
Secured Unsubordinated Promissory Notes	75,000	(675,000)	—	675,000	—	(75,000)	—	—	—
Total	$267,040	$(1,021,193)	$—	$1,021,813	$—	$(182,640)	$—	$—	$85,020

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of March 31, 2018:

Quantitative information about Level 3 fair value measurements
	Fair value at 03/31/2018	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Foreign Bonds	$85,020	Asset based	Estimated liquidation value of issuers underlying assets (1) Marketability discount	35%-37% of outstanding debt 35%
Foreign Bonds	0	Asset based	Estimated liquidation value of issuers underlying assets (1)	Estimated to be zero after payment of expenses associated with lawsuits, liquidation, etc.

(1) A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at

March 31, 2018 was $525 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Foreign Bonds	$525
Total	$525

The Income Fund did not hold any derivative instruments during the reporting period.

Transfers of assets between Levels during the nine month period ended March 31, 2018 for the Income Fund were as follows:

Transfers into Level 3
Foreign Bonds	$0
Net Transfers into Level 3	$0
Transfers out of Level 2
Foreign Bonds	$(0)
Net Transfers out of Level 2	$(0)

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Transfers of assets between Level 2 and Level 3 as of March 31, 2018 for the Income Fund were due to foreign bonds being priced previously based on prices received from a pricing service using observable market data (Level 2) on previous valuation date but now being priced as determined by the Advisor using significant unobservable inputs (Level 3) on current valuation date.

See reconciliation of investments for Level 3 securities in chart on previous page. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2018:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$12,810,071	$—	$—	$12,810,071
Money Market Securities	67,454	—	—	67,454
Total	$12,877,525	$—	$—	$12,877,525

*Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2018, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2018, the aggregate value of such securities amounted to $85,020 and the value amounts to 12.17% of the net assets of the Income Fund.

	Acquisition Date		Shares or Principal Amount	Amortized Cost	Fair Value
Cash Store Financial Services, Inc. 11.500%,
01/31/2017	5/21/2012	(a)	1,289,000	$1,120,977	$85,020
Newland International Properties Corp.,
9.500%, 07/03/2017, 144A	6/3/2011		486,063	471,429	0
Newland International Properties Corp.,
9.500%, 07/03/2017, Reg S	6/3/2011		297,910	288,941	0

				$1,881,347	$85 020
(a) Purchased on various dates beginning 05/21/2012.

Investments – As of March 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$9,141,041	$3,294	$2,685,204
Gross (Depreciation)	(4,507,340)	(2,491,391)	(705,251)
Net Appreciation (Depreciation) on Investments	$4,633,701	$(2,488,097)	$1,979,953
Tax Cost	$29,859,273	$6,711,051	$10,897,572

For the Value Fund, the difference between book basis and tax basis unrealized appreciation (depreciation) of investments is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Lincott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Lincott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 25, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	May 25, 2018